Description of Business, Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Feb. 28, 2017
Accounting Policies [Abstract]
Estimated useful lives for depreciation
Depreciation is computed primarily using the straight-line method over the following estimated useful lives:

Years
Land improvements	15 to 32
Vineyards	16 to 26
Buildings and improvements	10 to 50
Machinery and equipment	3 to 35
Motor vehicles	3 to 7
The major components of property, plant and equipment are as follows:

	February 28, 2017	February 29, 2016
(in millions)
Land and land improvements	$400.4	$338.7
Vineyards	232.6	244.4
Buildings and improvements	736.1	809.1
Machinery and equipment	3,079.6	2,253.8
Motor vehicles	124.2	74.3
Construction in progress	636.9	792.4
	5,209.8	4,512.7
Less – Accumulated depreciation	(1,277.0)	(1,179.3)
	$3,932.8	$3,333.4